Expense Example, No Redemption - FidelityTotalBondFund-AMCIZPRO - FidelityTotalBondFund-AMCIZPRO - Fidelity Total Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Total Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 473
3 Years	627
5 Years	795
10 Years	1,282
Fidelity Advisor Total Bond Fund - Class C
Expense Example, No Redemption:
1 Year	154
3 Years	477
5 Years	824
10 Years	1,593
Fidelity Advisor Total Bond Fund - Class M
Expense Example, No Redemption:
1 Year	473
3 Years	627
5 Years	795
10 Years	1,282
Fidelity Advisor Total Bond Fund - Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Total Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	121
5 Years	215
10 Years	$ 489